Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
2021	$ 23,808
2022	3,751
2023	1,314
2024	1,351
2025	468
Thereafter	2
Total	$ 30,694	$ 42,894